Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of property and equipment useful lives

Asset category	Depreciable life
Manufacturing equipment	10 years
Office equipment	3 – 7 years
Research and development equipment	7 years

Asset category	Depreciable life
Manufacturing equipment	10 years
Office equipment	3 – 7 years
Research and development equipment	7 years

ASU 2016-02
Summary of Significant Accounting Policies
Schedule of effect of the transition adjustment along with balances before, and after adoption

	Deferred	ROU	Lease
	lease liability	Assets	Liabilities
Balance – December 31, 2021	$241	$—	$—
ASC 842 Transition adjustment	(241)	2,612	2,853
Balance – January 1, 2022	$—	$2,612	$2,853